CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Collateral Transactions (Details) - Reverse Repurchase Agreement and Security Borrowings [Member] - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	S/ 452,087	S/ 654,783
Fair value of underlying assets	S/ 473,085	S/ 653,751
Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Description of presentation currency	Colombian peso
Average interest rate	4.66%	5.89%
Carrying amount	S/ 232,459	S/ 321,196
Fair value of underlying assets	S/ 254,226	S/ 361,337
Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Average interest rate	1.69%	2.83%
Carrying amount	S/ 219,628	S/ 333,587
Fair value of underlying assets	218,859	292,414
Up to 3 Days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	42,616	31,736
Up to 3 Days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	0	0
Up to 3 Days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	42,616	31,736
From 3 to 30 Days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	333,712	578,070
From 3 to 30 Days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	205,480	321,196
From 3 to 30 Days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	128,232	256,874
More than 30 days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	75,759	44,977
More than 30 days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	26,979	0
More than 30 days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	S/ 48,780	S/ 44,977